REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract balances [Line Items]
Opening balance	$ 194	$ 291
Additions (net in the period)	19	59
Disposition	0	(92)
Revenue recognized from contract liabilities	(54)	(64)
Closing balance	159	194
Less current portion	(33)	(56)
Ending balance	126	138
Take-or-Pay
Contract balances [Line Items]
Opening balance	3	3
Additions (net in the period)	(2)	2
Disposition	0	(2)
Revenue recognized from contract liabilities	0	0
Closing balance	1	3
Less current portion	(1)	(3)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	191	288
Additions (net in the period)	21	57
Disposition	0	(90)
Revenue recognized from contract liabilities	(54)	(64)
Closing balance	158	191
Less current portion	(32)	(53)
Ending balance	$ 126	$ 138